MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
MARKETABLE SECURITIES
Schedule of fair value of the marketable securities

	December 31,	December 31,	December 31,
	2024	2023	2022
Opening balance	$7,422	$16,473	$196,847
Foreign exchange movements	—	—	(5,740)
Unrealized fair value gain (loss) on marketable securities	4,982	(9,051)	(174,634)
Ending balance	$12,404	$7,422	$16,473